Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Cash flows from operating activities:
Net (loss) income	$ (10,256)	$ 20,310	$ 27,370
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	21,278	22,519	17,325
Allowance for credit losses	432	1,850	1,355
Stock-based compensation, excluding cash-settled awards	32,865	27,423	31,028
Provision (benefit) from deferred income taxes	5,860	(2,195)	5,603
Non-cash (losses) gains on derivative financial instruments, net	(133)	95	(395)
Change in fair value of contingent consideration for business combinations	(134)	(3,665)	(5,392)
Other non-cash items, net	766	(2,964)	1,747
Changes in operating assets and liabilities:
Accounts receivable	(5,718)	1,496	(24,140)
Contract assets	(7,115)	8,442	17,658
Inventories	(363)	(1,142)	(392)
Prepaid expenses and other assets	8,465	5,119	7,032
Accounts payable and accrued expenses	4,885	8,668	1,307
Contract liabilities	(51,314)	(16,770)	9,321
Other liabilities	1,761	210	(20,847)
Other, net	1,351	1,915	(1,394)
Net cash provided by operating activities	2,630	71,311	67,186
Cash flows from investing activities:
Cash paid for business combinations, including adjustments, net of cash acquired	0	0	(18,693)
Purchases of property and equipment	(11,759)	(14,199)	(13,691)
Purchases of short-term investments	(58,973)	(48,585)	(29,099)
Maturities and sales of short-term investments	52,978	51,174	53,527
Settlements of derivative financial instruments not designated as hedges	(138)	213	212
Cash paid for capitalized software development costs	(6,033)	(5,132)	(7,638)
Change in restricted bank time deposits, including long-term portion	5,561	31,084	(14,159)
Other investing activities	513	1,863	0
Net cash (used in) provided by investing activities	(17,851)	16,418	(29,541)
Cash flows from financing activities:
Net transfers to former parent	0	(189,047)	(72,057)
Withdrawal from credit facility - presented as short term loan	100,000	0	0
Dividend paid to former parent	(35,000)	0	0
Repayments of parent borrowings	0	(7,025)	(6,000)
Dividends paid to noncontrolling interest	(3,338)	(4,176)	(4,253)
Payments of contingent consideration for business combinations (financing portion)	(2,738)	(4,877)	(3,419)
Other financing activities	(181)	(492)	(244)
Net cash provided by (used in) financing activities	58,743	(205,617)	(85,973)
Foreign currency effects on cash, cash equivalents, restricted cash, and restricted cash equivalents	41	(864)	(985)
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	43,563	(118,752)	(49,313)
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of period	114,657	233,409	282,722
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of period	158,220	114,657	233,409
Reconciliation of cash, cash equivalents, restricted cash and restricted cash equivalents at end of period:
Cash and cash equivalents	152,590	78,570	201,090
Restricted cash and cash equivalents included in restricted cash and cash equivalents and restricted bank time deposits	3,486	25,904	24,513
Restricted cash and cash equivalents included in other assets	2,144	10,183	7,806
Total cash, cash equivalents, restricted cash, and restricted cash equivalents	$ 158,220	$ 114,657	$ 233,409